Stock-Based Compensation Plans	12 Months Ended
Aug. 27, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans
Stock-Based Compensation Plans
We have a 2014 Omnibus Equity, Performance Award, and Incentive Compensation Plan approved by shareholders (as amended, the "Plan") in place which allows us to grant or issue non-qualified stock options, incentive stock options, share awards and other equity compensation to key employees and to non-employee directors. No more than 3.6 million shares of common stock may be issued under the Plan and no more than 3.6 million of those shares may be used for awards other than stock options or stock appreciation rights. Shares subject to awards that are forfeited or terminated, expire unexercised, are cancelled and settled in cash in lieu of common stock or are exchanged for awards that do not involve common stock, shall be added back to the limits and again immediately become available for awards.
Stock Options and Share Awards
The term of any options granted under the Plan may not exceed ten years from the date of the grant. Stock options are granted at the closing market price on the date of grant. Options issued to key employees generally vest over a three-year period in equal annual installments, beginning one year after the date of grant, with immediate vesting upon retirement or upon a change of control (as defined in the Plan), if earlier. Historically, options issued to directors vested six months after grant.
Share awards generally vest over a three-year period in equal annual installments with continued employment, beginning one year after the date of grant, with immediate vesting upon retirement for awards made prior to October 2016 or upon a change of control (collectively, "time-based") or upon attainment of established goals. Share awards that are not time-based typically vest at the end of a one year or three-year incentive period based upon the achievement of company goals ("performance-based"). The value of time-based restricted share awards is based on the number of shares granted and the closing price of our common stock on the date of grant. The value of performance-based restricted share awards is based upon the terms of the plan and an assessment of the probability of reaching the established performance targets. Historically, the terms of these plans linked the incentive payment to a percentage of base salary compensation and if the established goals are met, shares of the appropriate value are then granted.
Annual Incentive Plans
For Fiscal 2014, Fiscal 2015 and Fiscal 2016, the Human Resources Committee of our Board of Directors established annual incentive plans for the officers that were to be paid in 2/3 cash and 1/3 restricted stock (stock must be held for one year from date of grant except for shares we agree to repurchase in lieu of executives' payment of payroll taxes). We repurchase shares from employees who elect to pay their payroll tax via delivery of shares of common stock as opposed to cash.
The following table shows the amount accrued each fiscal year for stock-based compensation under the annual incentive plan. The Human Resources Committee of the Board of Directors approved the awards of restricted stock to the officers on the dates shown.

	August 27, 2016	August 29, 2015	August 30, 2014
Annual incentive accrual (in thousands)	$1,467	$454	$2,600
Date of award	10/11/2016	10/13/2015	10/14/2014
Stock-based portion of annual incentive accrual (in thousands)	$489	$157	$866
Restricted shares awarded	17,532	7,914	40,495
Shares repurchased for payroll taxes	(8,412)	(3,511)	(20,638)
Restricted shares issued	9,120	4,403	19,857

Long-Term Incentive Plans
For Fiscal 2014, Fiscal 2015 and Fiscal 2016, the Human Resources Committee of our Board of Directors established three different three-year incentive compensation plans (Officers Long-Term Incentive Plan Fiscal 2013-2015, 2014-2016 and 2015-2017) to serve as an incentive to our senior management team to achieve certain ROE targets. If the ROE target is met, restricted stock will be awarded subsequent to the end of each three year period with a one-year restriction on sale upon award (except for shares we agree to repurchase in lieu of executives' payment of payroll taxes). In the event that we do not achieve the required ROE targets, no restricted stock will be granted. If it becomes probable that certain of the ROE performance targets will be achieved, the corresponding estimated cost of the grant will be recorded as stock-based compensation expense over the performance period. The probability of reaching the targets is evaluated each reporting period. If it becomes probable that certain of the target performance levels will be achieved, a cumulative adjustment will be recorded and future stock-based-compensation expense will increase based on the then projected performance levels. If we later determine that it is not probable that the minimum ROE performance threshold for the grants will be met, no further stock-based compensation cost will be recognized and any previously recognized stock-based compensation cost related to these plans will be reversed.

The following table shows the amount accrued each fiscal year for stock-based compensation as a result of ROE targets being met. The Human Resources Committee of the Board of Directors approved the awards of restricted stock to the officers on the dates shown. We repurchase shares from employees who elect to pay their payroll tax via delivery of shares of common stock as opposed to cash.

	August 27, 2016	August 29, 2015	August 30, 2014
LTIP accrual (in thousands)	$318	$360	$540
LTIP plan year	2014-2016	2013-2015	2012-2014
Date of award	10/11/2016	10/13/2015	10/14/2014
Restricted shares awarded	11,419	18,156	25,529
Shares repurchased for payroll taxes	(5,539)	(8,529)	(13,011)
Restricted shares issued	5,880	9,627	12,518

Director's Awards
Non-employee directors may elect to receive all or part of their annual retainer and board fees in the form of Winnebago Industries stock units credited in the form of shares of our common stock instead of cash. The directors are restricted from selling these shares until their retirement. During Fiscal 2016, there were 5,058 stock units awarded to our non-employee directors in lieu of cash compensation. The aggregate intrinsic value of these awards as of August 27, 2016 was $2.1 million with 86,506 stock units outstanding.
Stock-Based Compensation
Total stock-based compensation expense for the past three fiscal years consisted of the following components:

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Share awards:
Performance-based annual plan employee award expense	$489	$157	$866
Performance-based LTIP employee award expense	318	360	540
Time-based employee award expense	1,583	2,060	1,472
Time-based directors award expense	743	412	410
Directors stock unit expense	149	108	98
Stock options	11	—	—
Total stock-based compensation	$3,293	$3,097	$3,386

Stock Options
A summary of stock option activity for Fiscal 2016, 2015 and 2014 is as follows:

	Year Ended
	August 27, 2016			August 29, 2015			August 30, 2014
	Shares	Price per Share	Wtd. Avg. Exercise Price/Share	Shares	Price per Share	Wtd. Avg. Exercise Price/Share	Shares	Price per Share	Wtd. Avg. Exercise Price/Share
Outstanding at beginning of year	167,394	$26 - $34	$28.30	457,421	$26 - $36	$30.38	664,994	$26 - $36	$29.83
Options granted	10,000	$16 - $17	16.67	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—	(77,833)	$26 - $27	26.72
Options cancelled	(167,394)	$26 - $34	28.30	(290,027)	$26 - $36	31.58	(129,740)	$26 - $35	29.75
Outstanding at end of year	10,000	$16 - $17	$16.67	167,394	$26 - $34	$28.30	457,421	$26 - $36	$30.38
Exercisable at end of year	—	$—	$—	167,394	$26 - $34	$28.30	457,421	$26 - $36	$30.38
Vested and expected to vest at end of year	10,000	$16 - $17	$16.67	167,394	$26 - $34	$28.30	457,421	$26 - $36	$30.38

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions(1)	Fiscal 2016
Expected dividend yield	2.40%
Risk-free interest rate (2)	1.49%
Expected life (in years) (3)	5
Expected volatility (4)	43.52%
Weighted average fair value of options granted	$5.31
(1) Forfeitures are estimated based on historical experience.
(2) Risk-free interest rate is based on Treasury Securities constant maturity interest rate whose term is consistent with the expected life of our stock options.
(3) Expected life of stock options is based on historical experience.
(4) Expected stock price volatility is based on historical experience over a term consistent with the expected life of our stock options.

The weighted average remaining contractual life for options outstanding at August 27, 2016 was 9.4 years. Aggregate intrinsic value for options outstanding at August 27, 2016 was $72,000. As of August 27, 2016, there was $42,000 of unrecognized compensation expense related to option awards that is expected to be recognized over a weighted average period of 2.4 years. Other values related to options are as follows:

(In thousands)	Fiscal 2016	Fiscal 2015	Fiscal 2014
Aggregate intrinsic value of options exercised (1)	$—	$—	$173
Net cash proceeds from the exercise of stock options	—	—	2,080
Actual income tax benefit realized from stock option exercises	—	—	63

(1)	The amount by which the closing price of our stock on the date of exercise exceeded the exercise price.
On October 11, 2016 the Human Resources Committee of the Board of Directors approved the grant of 46,800 stock options to our officers.

Share Awards
A summary of share award activity for Fiscal 2016, 2015 and 2014 is as follows:

	Year Ended
	August 27, 2016		August 29, 2015		August 30, 2014
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Beginning of year	163,420	$20.83	198,523	$18.98	190,962	$12.46
Granted	240,270	19.72	165,624	21.70	138,345	27.44
Vested	(110,283)	19.44	(198,693)	19.71	(129,817)	18.82
Canceled	(9,526)	20.28	(2,034)	20.58	(967)	18.44
End of year	283,881	$20.45	163,420	$20.83	198,523	$18.98

The aggregate intrinsic value of awards outstanding at August 27, 2016 was $6.8 million.
As of August 27, 2016, there was $2.8 million of unrecognized compensation expense related to restricted stock awards that is expected to be recognized over a weighted average period of 1.9 years. The total fair value of awards vested during Fiscal 2016, 2015 and 2014 was $2.2 million, $4.2 million and $3.6 million, respectively.

On October 11, 2016 the Human Resources Committee of the Board of Directors approved the award of grants of 76,800 shares of our restricted common stock under the Plan valued at $2.1 million to our key management group (approximately 60 employees). The Board of Directors also granted 20,800 shares of our restricted common stock valued at $580,000 to the non-management members of the Board.

The value of the restricted stock is based on the closing price of our common stock on the date of grant, which was $27.89. The fair value of this award to employees is amortized on a straight-line basis over the requisite service period of three years. Estimated non-cash stock compensation expense based on this restricted stock grant will be approximately $1.0 million for Fiscal 2017.